Summary of Principal Accounting Policies - VIEs (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2019 CNY (¥)
Variable interest entity
Cash and cash equivalents	¥ 480,260,071		¥ 601,769,949	¥ 630,416,786	$ 69,631,165
Restricted cash			10,329,302	26,819,159
Short-term investment			166,465
Accounts receivable, net			135,521
Other receivables, net	384,576		45,199,373		55,758
Amounts due from related parties, net of allowance for doubtful accounts of RMB60,790,862 and RMB2,452,852 as of December 31, 2021 and 2022, respectively	12,570,000		14,953,199		1,822,479
Other current assets	3,398,964		13,547,097		492,803
Long-term investments	200,000,000		202,819,390		28,997,274
Investment in affiliates	29,886,783		122,187,351		4,333,176
Property and equipment, net	1,075,028		14,615,709		155,864
Other non-current assets	4,959,173		11,736,493		719,012
Right-of-use assets	11,448,145		28,356,766		1,659,825	¥ 152,300,000
Deferred tax assets			4,161,017
Total Assets	950,307,331		1,329,617,136		137,781,610
Accrued payroll and welfare expenses	11,028,008		36,586,982		1,598,911
Income tax payable	29,812,224		85,448,960		4,322,366
Amounts due to related parties-current	5,992,010		16,617,178		868,760
Deferred revenue - current from related parties	2,091,273		5,404,145		303,206
Deferred revenue - current	1,621,856		8,989,449		235,147
Contingent Liabilities			282,450,000
Other current liabilities	38,841,490		41,230,282		5,631,485
Deferred revenue - non-current from related parties			278,302
Total Liabilities	100,595,606		488,981,455		14,584,990
Net revenues	103,234,121	$ 14,967,540	359,054,139	388,171,743
Operating cost and expenses	206,466,622	29,934,846	360,229,702	422,598,203
Net loss	16,104,062	2,334,868	(294,637,791)	(36,624,446)
Cash flows used in operating activities:	(63,196,994)	(9,162,704)	(26,107,120)	535,459
Cash flows provided by (used in) investing activities:	(87,388,842)	(12,670,191)	(9,859,492)	(32,428,482)
Consolidated VIE and VIE's subsidiaries
Variable interest entity
Cash and cash equivalents	875,322		117,485,051		126,910
Restricted cash			8,769,250
Short-term investment			166,465
Accounts receivable, net			135,521
Other receivables, net	239,884		44,153,861		34,780
Amounts due from related parties, net of allowance for doubtful accounts of RMB60,790,862 and RMB2,452,852 as of December 31, 2021 and 2022, respectively	68,183,377		3,320,264		9,885,660
Other current assets	693,670		16,074,235		100,573
Investment in affiliates			79,658,135
Property and equipment, net			334,344
Intangible assets, net			19,540,802
Other non-current assets			1,812,439
Right-of-use assets			476,235
Deferred tax assets			4,608,063
Total Assets	69,992,253		296,534,665		10,147,923
Accrued payroll and welfare expenses	4,331,827		29,283,711		628,056
Income tax payable	651,587		51,926,637		94,471
Amounts due to related parties-current	115,748,800		11,131,830		16,781,998
Deferred revenue - current from related parties	1,954,481		5,068,643		283,373
Deferred revenue - current	0		625,118
Contingent Liabilities	0		282,450,000
Other current liabilities	(271,617)		7,184,238		(39,381)
Deferred revenue - non-current from related parties	0		278,301
Total Liabilities	122,415,078		387,948,478		$ 17,748,518
Net revenues	37,880,143	5,492,104	211,170,667	237,380,958
Operating cost and expenses	(45,452,147)	(6,589,942)	(245,086,293)	(200,598,616)
Net loss	(61,667,033)	(8,940,879)	(318,719,762)	(2,034,547)
Net income (loss) attributable to ordinary shareholders	(57,615,283)	(8,353,431)	(292,177,990)	3,598,575
Cash flows used in operating activities:	(34,058,526)	(4,938,022)	(94,348,770)	(141,962,448)
Cash flows provided by (used in) investing activities:	91,320,453	13,240,221	4,117,700	455,829
Consolidated VIE and VIE's subsidiaries | Third party
Variable interest entity
Net revenues	23,344,191	3,384,590	121,437,225	189,452,640
Consolidated VIE and VIE's subsidiaries | Related party
Variable interest entity
Net revenues	¥ 14,535,952	$ 2,107,515	¥ 89,733,442	¥ 47,928,318